PROVISIONS AND CONTINGENT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS
Balance at beginning of the year	$ 545,000,000	$ 622,000,000
Arising during the year	74,000,000	144,000,000
Reclassified to assets held for sale	(6,000,000)	(5,000,000)
Utilized	(35,000,000)	(100,000,000)
Unused amounts reversed	(10,000,000)	(115,000,000)
Transfer and reclassification	0
Discount rate adjustment and imputed interest (change in estimate)	8,000,000	10,000,000
Translation adjustments and other	(68,000,000)	(11,000,000)
Balance at end of the year	508,000,000	545,000,000
Current	398,000,000	123,000,000
Non-current	110,000,000	422,000,000
Income tax provisions
PROVISIONS
Balance at beginning of the year	258,000,000	244,000,000
Arising during the year	11,000,000	57,000,000
Reclassified to assets held for sale	(1,000,000)	(1,000,000)
Utilized	(6,000,000)	(4,000,000)
Unused amounts reversed		(32,000,000)
Transfer and reclassification	(65,000,000)
Translation adjustments and other	(33,000,000)	(6,000,000)
Balance at end of the year	164,000,000	258,000,000
Current	164,000,000
Non-current		258,000,000
Non-income tax provisions
PROVISIONS
Balance at beginning of the year	98,000,000	96,000,000
Arising during the year	11,000,000	28,000,000
Reclassified to assets held for sale	(1,000,000)
Utilized	(11,000,000)	(16,000,000)
Unused amounts reversed		(4,000,000)
Transfer and reclassification	65,000,000
Translation adjustments and other	(12,000,000)	(6,000,000)
Balance at end of the year	150,000,000	98,000,000
Current	150,000,000
Non-current		98,000,000
Decommi-ssioning provision
PROVISIONS
Balance at beginning of the year	106,000,000	98,000,000
Arising during the year	4,000,000	5,000,000
Reclassified to assets held for sale	(4,000,000)	(4,000,000)
Utilized	(1,000,000)	(1,000,000)
Unused amounts reversed	(2,000,000)	(2,000,000)
Discount rate adjustment and imputed interest (change in estimate)	8,000,000	10,000,000
Translation adjustments and other	(18,000,000)
Balance at end of the year	93,000,000	106,000,000
Current		106,000,000
Non-current	93,000,000
Legal provision
PROVISIONS
Balance at beginning of the year	49,000,000	157,000,000
Arising during the year	5,000,000	28,000,000
Utilized	(2,000,000)	(66,000,000)
Unused amounts reversed	(8,000,000)	(68,000,000)
Translation adjustments and other		(2,000,000)
Balance at end of the year	44,000,000	49,000,000
Current	27,000,000	16,000,000
Non-current	17,000,000	33,000,000
Other provisions
PROVISIONS
Balance at beginning of the year	34,000,000	27,000,000
Arising during the year	43,000,000	26,000,000
Utilized	(15,000,000)	(13,000,000)
Unused amounts reversed	0	(9,000,000)
Translation adjustments and other	(5,000,000)	3,000,000
Balance at end of the year	57,000,000	34,000,000
Current	$ 57,000,000	1,000,000
Non-current		$ 33,000,000